UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

MUTUAL FUNDS - 99.8%	SHARES	VALUE

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I	31,986	$641,950
Calvert Mid Cap Value Fund, Class I*	37,650	456,698
Calvert Small Cap Value Fund, Class I*	18,659	229,505
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	112,553	873,408
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,040,087	14,769,232
Enhanced Equity Portfolio, Class I	155,783	1,760,350
Equity Portfolio, Class I*	26,605	643,833
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	12,287	221,653
International Equity Fund, Class I	152,547	1,816,836

Total Mutual Funds (Cost $25,824,038)		21,413,465

TOTAL INVESTMENTS (Cost $25,824,038) - 99.8%		21,413,465
Other assets and liabilities, net - 0.2%		39,533

NET ASSETS - 100%		$21,452,998

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

MUTUAL FUNDS - 100.1%	SHARES	VALUE

Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	207,984	$1,707,547
Calvert Large Cap Growth Fund, Class I	342,632	6,876,626
Calvert Mid Cap Value Fund, Class I *	202,137	2,451,916
Calvert Small Cap Value Fund, Class I *	202,540	2,491,245
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	400,891	3,110,915
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,837,017	26,085,636
Enhanced Equity Portfolio, Class I	969,508	10,955,444
Equity Portfolio, Class I *	314,678	7,615,212
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	43,988	793,551
Calvert International Opportunities Fund, Class I	186,964	1,602,281
International Equity Fund, Class I	950,170	11,316,525
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	210,604	2,447,217

Total Mutual Funds (Cost $107,971,755)		77,454,115

TOTAL INVESTMENTS (Cost $107,971,755) - 100.1%		77,454,115
Other assets and liabilities, net - (0.1%)		(97,298)

NET ASSETS - 100%		$77,356,817

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

MUTUAL FUNDS - 100.0%	SHARES	VALUE

Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	161,253	$1,323,885
Calvert Large Cap Growth Fund, Class I	217,352	4,362,254
Calvert Mid Cap Value Fund, Class I *	139,591	1,693,234
Calvert Small Cap Value Fund, Class I *	210,549	2,589,754
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	208,185	1,615,514
Calvert Social Investment Fund:
Bond Portfolio, Class I	271,946	3,861,636
Enhanced Equity Portfolio, Class I	628,866	7,106,184
Equity Portfolio, Class I *	228,679	5,534,030
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	34,141	615,909
Calvert International Opportunities Fund, Class I	145,433	1,246,360
International Equity Fund, Class I	704,256	8,387,685
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	218,980	2,544,543

Total Mutual Funds (Cost $63,941,072)		40,880,988

TOTAL INVESTMENTS (Cost $63,941,072) - 100.0%		40,880,988
Other assets and liabilities, net - 0.0%		8,339

NET ASSETS - 100%		$40,889,327

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares.

Class I shares require a minimum account balance of $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Conservative Valuation Inputs	Securities
Level 1 - Quoted Prices	$21,413,465
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$21,413,465

Investments in
Moderate Valuation Inputs	Securities
Level 1 - Quoted Prices	$77,454,115
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$77,454,115

Investments in
Aggressive Valuation Inputs	Securities
Level 1 - Quoted Prices	$40,880,988
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$40,880,988
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$26,168,547	$109,430,133	$64,512,789

Unrealized appreciation	—	—	—

Unrealized depreciation	(4,755,082)	(31,976,018)	(23,631,801)

Net unrealized appreciation/ (depreciation)	$(4,755,082)	$(31,976,018)	$(23,631,801)
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agencies And Instrumentalities - 25.0%
Fannie Mae Discount Notes:
9/9/09	$215,000	$212,047
12/10/09	1,000,000	992,854
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000

	PRINCIPAL
	AMOUNT	VALUE

Federal Farm Credit Bank, 0.861%, 11/24/10 (r)	2,000,000	1,998,869
Federal Home Loan Bank:
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.17%, 2/11/09 (r)	3,000,000	3,000,046
2.116%, 2/18/09 (r)	4,000,000	4,004,097
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,000
2.50%, 4/7/09	250,000	250,000
4.154%, 4/7/09 (r)	1,000,000	999,570
2.30%, 4/15/09	1,000,000	999,326
2.42%, 4/21/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
1.356%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
6.30%, 6/3/09	2,000,000	2,030,643
3.125%, 6/18/09	500,000	500,081
3.125%, 7/14/09	1,000,000	1,000,168
1.73%, 8/10/09 (r)	2,000,000	2,000,000
0.438%, 8/21/09 (r)	1,000,000	1,000,000
1.826%, 9/4/09 (r)	1,000,000	1,000,000
0.824%, 9/18/09 (r)	1,000,000	997,848
2.80%, 9/24/09	1,000,000	999,964
4.449%, 10/13/09 (r)	1,000,000	1,000,331
3.10%, 10/14/09	250,000	250,000
3.50%, 10/14/09	250,000	250,000
3.50%, 10/20/09	500,000	500,000
5.00%, 12/11/09	1,000,000	1,037,112
2.204%, 2/19/10 (r)	3,000,000	2,994,239
1.356%, 3/26/10 (r)	1,000,000	997,087
Federal Home Loan Bank Discount Notes:
5/5/09	1,000,000	989,667
8/21/09	2,000,000	1,965,458
9/3/09	1,000,000	980,604
9/30/09	500,000	492,067
11/17/09	500,000	490,222
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
3.15%, 7/21/09	500,000	500,000
3.15%, 7/28/09	1,000,000	1,000,030
0.488%, 9/21/09 (r)	500,000	499,863
4.75%, 11/3/09	1,000,000	1,018,117
1.90%, 12/16/09	2,000,000	2,000,000
Freddie Mac Discount Notes:
11/9/09	1,000,000	983,533
12/7/09	1,000,000	991,500

Total U.S. Government Agencies And Instrumentalities (Cost $50,675,343)		50,675,343

	PRINCIPAL
	AMOUNT	VALUE

Depository Receipts For U.S. Government Guaranteed Loans - 0.3%
Colson Services Corporation Loan Sets:
2.844%, 7/26/10 (c)(h)(r)	37,257	37,261
2.75%, 1/22/11 (c)(h)(r)	46,072	46,071
3.00%, 3/23/12 (c)(h)(r)	59,782	59,852
2.875%, 5/29/12 (c)(h)(r)	144,941	144,940
2.75%, 8/10/12 (c)(h)(r)	357,115	358,016
2.75%, 9/2/12 (c)(h)(r)	62,095	62,222

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $708,362)		708,362

Certificates Of Deposit - 0.3%
Bank of Cherokee County, 2.25%, 4/21/09 (k)	100,000	100,000
Broadway Federal Bank FSB, 3.25%, 7/15/09 (k)	100,000	100,000
Community Bank of the Bay, 4.40%, 10/8/09 (k)	100,000	100,000
Community Capital Bank, 4.25%, 1/19/09 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 1.00%, 12/18/09 (k)	100,000	100,000
One United Bank, 2.50%, 9/24/09 (k)	100,000	100,000
Self Help Credit Union, 3.26%, 7/14/09 (k)(r)	100,000	100,000

Total Certificates Of Deposit (Cost $700,000)		700,000

Taxable Municipal Obligations - 0.6%
Washington State GO Bonds, 4.15%, 7/1/09	1,125,000	1,131,265

Total Taxable Municipal Obligations (Cost $1,131,265)		1,131,265

Taxable Variable Rate Demand Notes - 71.8%
2880 Stevens Creek LLC, 2.00%, 11/1/33, LOC: Bank of the West (r)	3,155,000	3,155,000
Akron Hardware Consultants, Inc., 3.50%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,685,000	1,685,000

	PRINCIPAL
	AMOUNT	VALUE

Bayfront Regional Development Corp., 1.32%, 11/1/27, LOC: PNC Bank (r)	6,000,000	6,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.44%, 6/1/22, LOC: Comerica Bank (r)	2,700,000	2,700,000
Butler County Alabama IDA Revenue, 2.25%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	530,000	530,000
California Statewide Communities Development Authority Special Tax Revenue, 1.30%, 3/15/34, LOC: Fannie Mae (r)	2,650,000	2,650,000
Chatham Centre LLC, 3.25%, 4/1/22, LOC: Bank of North Georgia (r)	505,000	505,000
CIDC-Hudson House LLC New York Revenue, 4.90%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,785,000	1,785,000
Durham North Carolina GO, 0.53%, 5/1/18, BPA: Bank of America (r)	6,250,000	6,250,000
Florida State Housing Finance Corp. MFH Revenue:
3.50%, 10/15/32, LOC: Fannie Mae (r)	2,155,000	2,155,000
3.50%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
1.30%, 11/1/32, LOC: Freddie Mac (r)	850,000	850,000
Fuller Road Management Corp. New York Revenue, 4.00%, 7/1/37, LOC: Key Bank (r)	7,000,000	7,000,000
Haskell Capital Partners Ltd., 0.98%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	3,010,000	3,010,000
HHH Investment Co., 2.00%, 7/1/29, LOC: Bank of the West (r)	2,145,000	2,145,000
Holland Board of Public Works Home Building Co., 1.80%, 11/1/22, LOC: Wells Fargo Bank (r)	865,000	865,000
Jobs Co. LLC, 3.00%, 5/1/22, LOC: First Commercial Bank (r)	2,425,000	2,425,000
Kaneville Road Joint Venture, Inc., 2.57%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	7,065,000	7,065,000
Lancaster California Redevelopment Agency MFH Revenue, 1.30%, 1/15/35, LOC: Fannie Mae (r)	100,000	100,000
Los Angeles California MFH Revenue, 3.85%, 12/15/34, LOC: Fannie Mae (r)	900,000	900,000
Main & Walton Development Co., 1.10%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	5,145,000	5,145,000
Michigan State Municipal Bond Authority Revenue, 3.75%, 11/1/37, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Milpitas California MFH Revenue, 1.30%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 1.25%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,055,000	1,055,000
MOB Management One LLC, 1.50%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,165,000	1,165,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 3.50%, 5/1/25, LOC: FHLB (r)	2,980,000	2,980,000

Ness Family Partners LP, 2.00%, 9/1/34, LOC: BNP Paribus SA (r)	1,000,000	1,000,000
New York City New York Housing Development Corp. MFH Revenue:
1.75%, 6/15/34, LOC: Fannie Mae (r)	2,000,000	2,000,000
1.75%, 12/1/35, CF: Freddie Mac (r)	4,360,000	4,360,000
New York State GO, 4.50%, 3/15/10, LOC: Dexia Credit Local (r)	1,300,000	1,300,000

	PRINCIPAL
	AMOUNT	VALUE

New York State MMC Corp. Revenue, 4.90%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,970,000	3,970,000
Ogden City Utah Redevelopment Agency Revenue, 2.17%, 1/1/31, LOC: Bank of New York (r)	3,760,000	3,760,000
Osprey Management Co. LLC, 1.64%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 1.25%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,200,000	2,200,000
Portage Indiana Economic Development Revenue, 2.44%, 3/1/20, LOC: FHLB (r)	300,000	300,000
Post Apartment Homes LP, 1.50%, 7/15/29, LOC: Fannie Mae, U.S. Government Insured (r)	12,400,000	12,400,000
Rathbone LLC, 2.55%, 1/1/38, LOC: Comerica Bank (r)	4,380,000	4,380,000
Roosevelt Paper Co., 2.00%, 6/1/12, LOC: Wachovia Bank (r)	1,420,000	1,420,000
Scottsboro Alabama Industrial Development Board Revenue, 1.65%, 10/1/10, LOC: Wachovia Bank (r)	350,000	350,000
Sea Island Co., 1.27%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,195,000	1,195,000
Shawnee Kansas Private Activity Revenue, 4.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	2,965,000	2,965,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN, 1.25%, 6/1/26, LOC: Allied Irish Bank (r)	4,500,000	4,500,000
Sheridan Colorado Redevelopment Agency Tax Allocation Revenue, 2.44%, 12/1/29, LOC: Citibank (r)	5,600,000	5,600,000
St. Joseph County Indiana Economic Development Revenue, 2.47%, 6/1/27, LOC: FHLB (r)	345,000	345,000
St. Paul Minnesota Port Authority Revenue, 3.25%, 3/1/21, LOC: Dexia Credit Local (r)	1,710,000	1,710,000
Standard Furniture Manufacturing Co., Inc., 2.47%, 3/1/15, LOC: RBC Centura Bank (r)	7,179,000	7,179,000
Tyler Enterprises LLC, 0.98%, 10/3/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	1,980,000	1,980,000
Union Springs Wastewater Treatment Plant LLC, 1.93%, 7/1/37, LOC: Regions Bank (r)	2,500,000	2,500,000
Washington State MFH Finance Commission Revenue:
1.30%, 6/15/32, LOC: Fannie Mae (r)	1,055,000	1,055,000
1.30%, 7/15/32, LOC: Fannie Mae (r)	710,000	710,000
1.30%, 7/15/34, LOC: Fannie Mae (r)	1,670,000	1,670,000
1.30%, 5/15/35, LOC: Fannie Mae (r)	860,000	860,000
1.30%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $145,879,000)		145,879,000

TOTAL INVESTMENTS (Cost $199,093,970) - 98.0%		199,093,970
Other assets and liabilities, net - 2.0%		3,976,105

NET ASSETS - 100%		$203,070,075

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Eachdepository receipt pertains to a set, grouped by interest rate, of these loans

(h)	Represents rate in effect at December 31, 2008, after regularly scheduled adjustments on such date. Interest rates adjust generally at thebeginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2008, the prime rate was 3.25%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Aerospace & Defense - 0.0%
BE Aerospace, Inc.*	23,143	$177,970

Air Freight & Logistics - 0.1%
FedEx Corp.	4,002	256,728
United Parcel Service, Inc., Class B	5,290	291,796

		548,524

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Beverages - 0.9%
PepsiCo, Inc.	65,300	3,576,481

Biotechnology - 2.7%
Amgen, Inc.*	63,010	3,638,828
Gilead Sciences, Inc.*	131,700	6,735,138

		10,373,966

Capital Markets - 1.5%
Federated Investors, Inc., Class B	8,600	145,856
Northern Trust Corp.	95,500	4,979,370
SEI Investments Co.	14,200	223,082
T. Rowe Price Group, Inc.	8,614	305,280

		5,653,588

Chemicals - 1.5%
Praxair, Inc.	96,500	5,728,240

Communications Equipment - 2.8%
Cisco Systems, Inc.(s)*	386,480	6,299,624
Harris Corp.	110,800	4,215,940
QUALCOMM, Inc.	11,790	422,436

		10,938,000

Computers & Peripherals - 4.9%
Apple, Inc.*	5,100	435,285
EMC Corp.*	566,882	5,935,255
Hewlett-Packard Co.	192,910	7,000,704
International Business Machines Corp.	63,000	5,302,080
Western Digital Corp.*	28,280	323,806

		18,997,130

Consumer Finance - 0.1%
American Express Co.	15,200	281,960

Diversified Financial Services - 1.8%
Bank of America Corp.	10,107	142,307
CME Group, Inc.	22,300	4,640,853
First Republic Preferred Capital Corp., Preferred(e)	500	400,625
JPMorgan Chase & Co.	17,445	550,041
MFH Financial Trust I, Preferred(b)(e)	20,000	560,780
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	135,000
Trust II, Preferred (b)(e)	500,000	135,000
Trust III, Preferred (b)(e)	500,000	135,000
Trust IV, Preferred (b)(e)	500,000	135,000

		6,834,606

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	271,275	7,731,337

Electronic Equipment & Instruments - 0.2%
Amphenol Corp.	17,700	424,446
Jabil Circuit, Inc.	32,350	218,362

		642,808

Energy Equipment & Services - 1.0%
Smith International, Inc.	176,300	4,035,507

Food Products - 2.9%
Campbell Soup Co.	156,700	4,702,567
General Mills, Inc.	94,400	5,734,800
Kellogg Co.	8,000	350,800
McCormick & Co., Inc.	10,000	318,600

		11,106,767

Gas Utilities - 1.4%
Oneok, Inc.	191,200	5,567,744

Health Care Equipment & Supplies - 4.7%
Beckman Coulter, Inc.	4,000	175,760
Becton Dickinson & Co.	86,800	5,936,252
DENTSPLY International, Inc.	10,200	288,048
Hologic, Inc.*	36,400	475,748
Hospira, Inc.*	171,400	4,596,948
Medtronic, Inc.	14,271	448,395
St. Jude Medical, Inc.*	186,400	6,143,744

		18,064,895

Health Care Providers & Services - 2.7%
DaVita, Inc.*	78,100	3,871,417
Express Scripts, Inc.*	106,800	5,871,864
Healthways, Inc.*	10,000	114,800
Lincare Holdings, Inc.*	8,500	228,905
Quest Diagnostics, Inc.	8,224	426,908

		10,513,894

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Household Products - 3.3%
Colgate-Palmolive Co.	109,959	7,536,590
Kimberly-Clark Corp.	93,900	4,952,286
Procter & Gamble Co.	7,300	451,286

		12,940,162

Industrial Conglomerates - 0.1%
3M Co.	5,073	291,900

Insurance - 2.0%
Aflac, Inc.	8,750	401,100
Conseco, Inc.*	48,476	251,106
Prudential Financial, Inc.	229,800	6,953,748

		7,605,954

Internet & Catalog Retail - 0.7%
Expedia, Inc.*	325,400	2,681,296

Internet Software & Services - 0.1%
Akamai Technologies, Inc.*	10,909	164,617
Google, Inc.*	1,230	378,409

		543,026

IT Services - 0.0%
Fiserv, Inc.*	5,000	181,850

Life Sciences - Tools & Services - 0.1%
Waters Corp.*	7,400	271,210

Machinery - 3.0%
Cummins, Inc.	192,700	5,150,871
Danaher Corp.	103,556	5,862,305
Graco, Inc.	10,100	239,673
Illinois Tool Works, Inc.	6,610	231,681

		11,484,530

Media - 0.6%
Time Warner, Inc.	249,100	2,505,946

Multiline Retail - 0.1%
Target Corp.	6,000	207,180

Office Electronics - 0.5%
Xerox Corp.	228,600	1,821,942

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	115,200	3,085,056
EOG Resources, Inc.	100,600	6,697,948
Plains Exploration & Production Co.*	8,000	185,920
XTO Energy, Inc.	210,087	7,409,768

		17,378,692

Paper & Forest Products - 0.0%
Weyerhaeuser Co.	5,800	177,538

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	129,300	3,006,225
Johnson & Johnson	61,300	3,667,579
Pfizer, Inc.	17,260	305,674
Teva Pharmaceutical Industries Ltd. (ADR)	6,826	290,602

		7,270,080

Professional Services - 0.1%
Manpower, Inc.	8,500	288,915

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	31,396	460,265
NVIDIA Corp.*	46,220	372,995

		833,260

Software - 3.2%
Adobe Systems, Inc.*	19,250	409,833
Citrix Systems, Inc.*	17,000	400,690
Microsoft Corp.	263,660	5,125,550
Symantec Corp.*	469,400	6,346,288

		12,282,361

Specialty Retail - 2.9%
Bed Bath & Beyond, Inc.*	230,600	5,861,852
Staples, Inc.	27,766	497,567
TJX Co.’s, Inc.	242,100	4,979,997

		11,339,416

Textiles, Apparel & Luxury Goods - 0.1%
Nike, Inc., Class B	7,000	357,000

Venture Capital - 2.1%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	35,158
Series C Preferred (b)(i)*	117,647	25,152
Series H Preferred (b)(i)*	4,647,053	293,127

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Allos Therapeutics, Inc.*	42,819	262,052
CFBanc Corp., Series A (b)(i)*	27,000	372,040
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—
Community Bank of the Bay*	4,000	12,200
Community Growth Fund*	1,825,099	1,178,428
Consensus Orthopedics:
Common Stock (b)(i)*	180,877	—
Series A-1 Preferred (b)(i)*	420,683	—
Series B Preferred (b)(i)*	348,940	17,447
Series C Preferred (b)(i)*	601,710	120,342
Distributed Energy Systems Corp.*	14,937	134
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	44,763
Evergreen Solar, Inc.*	66,000	210,540
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	17,949
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12)(b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	42,057
Series C Preferred (b)(i)*	36,984	9,616

EQUITY SECURITIES - 56.7%	SHARES	VALUE

Inflabloc Pharmaceuticals, Inc.(b)(i)*	1,193	1
Neighborhood Bancorp(b)(i)*	10,000	170,682
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
Series A Preferred (a)(b)(i)*	825,689	—
Series A Preferred Warrants:
(strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	—
(strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc.(b)(i)*	200,295	4,055,974
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Entertainment, Inc.:
Series B Preferred (b)(i)*	476,190	988,731
Series E Preferred (b)(i)*	129,089	268,032
Wind Harvest Co., Inc.(b)(i)*	8,696	1

		8,330,007

Total Equity Securities (Cost $285,408,764)		219,565,682

	PRINCIPAL
	AMOUNT	VALUE

Venture Capital Debt Obligations - 0.6%
AccessBank, 8.477%, 8/29/12 (b)(i)	$500,000	539,819
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/09 (b)(i)(w)*	297,877	—
Convertible Notes II, 10.00%, 8/31/09 (b)(i)(w)*	32,500	—
Convertible Notes III, 10.00%, 8/31/09 (b)(i)(w)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/09 (b)(i)(w)*	25,000	—
KDM Development Corp., 2.41%, 12/31/08 (b)(i)(v)	704,489	704,489
Plethora Technology, Inc., 12.00%, 6/30/09 (b)(i)(r)	150,000	7,500
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,734,866)		2,251,808

	ADJUSTED
	BASIS

Limited Partnership Interest - 0.8%
Angels With Attitude I LLC (a)(b)(i)*	$200,000	141,982
Coastal Venture Partners (b)(i)*	133,958	123,484
Commons Capital (b)(i)*	458,356	304,993
First Analysis Private Equity Fund IV (b)(i)*	670,660	949,300
GEEMF Partners (a)(b)(i)*	—	208,470
Global Environment Emerging Markets Fund (b)(i)*	—	349,453
Infrastructure and Environmental Private Equity Fund III (b)(i)*	328,443	117,865
Labrador Ventures III (b)(i)*	360,875	85,931
Labrador Ventures IV (b)(i)*	911,085	217,340
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	225,646	211,733
Solstice Capital (b)(i)*	384,644	382,614
Utah Ventures II (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,057	25,810

Total Limited Partnership Interest (Cost $5,247,305)		3,118,976

	PRINCIPAL
	AMOUNT

Asset-Backed Securities - 0.3%
ACLC Business Loan Receivables Trust, 1.845%, 10/15/21 (e)(r)	184,425	175,029
Enterprise Mortgage Acceptance Co. LLC:
1.606%, 1/15/25 (e)(r)	15,225,210	285,473
6.096%, 1/15/27 (e)(r)	1,593,772	726,661

Total Asset-Backed Securities (Cost $1,219,388)		1,187,163

Collateralized Mortgage-Backed Obligations (Privately Originated) - 0.5%
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	1,327,381	1,318,221
Impac CMB Trust, 0.741%, 5/25/35 (r)	1,216,218	519,105
Residential Asset Securitization Trust, 6.25%, 11/25/36	268,195	152,406

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,771,393)		1,989,732

Commercial Mortgage-Backed Securities - 2.1%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,335,893
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)	3,000,000	2,302,149
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,853,441
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	483,594
Trust III, 5.361%, 2/15/36 (e)	300,000	282,644

Total Commercial Mortgage-Backed Securities (Cost $9,769,847)		8,257,721

	PRINCIPAL
	AMOUNT

Corporate Bonds - 19.0%
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	1,250,000	777,107
7.30%, 10/14/49 (b)(e)	2,000,000	1,670,620
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,294,443
APL Ltd., 8.00%, 1/15/24	550,000	374,000
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	1,000,000	612,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	40,600
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,565,000	2,144,468
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,280,000	1,271,923
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	2,800,000	1,274,028
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	500,000	357,500
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	999,902	1,063,036
CAM US Finance SA Sociedad Unipersonal, 3.343%, 2/1/10 (e)(r)	500,000	480,645
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	600,000	369,000
Cardinal Health, Inc., 4.323%, 10/2/09 (r)	1,000,000	947,202
Chesapeake Energy Corp., 7.25%, 12/15/18	1,500,000	1,170,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	206,693
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	900,000	270,000
Compass Bancshares, Inc., 4.92%, 10/9/09 (e)(r)	1,000,000	997,209
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (b)(e)(r)	4,850,000	2,495,010
CVS Caremark Corp., 3.689%, 9/10/10 (r)	500,000	462,894
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,447
Discover Financial Services, 2.629%, 6/11/10 (r)	2,500,000	2,140,640
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)(r)	3,600,000	2,118,751
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	2,000,000	1,423,220
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	2,000,000	80,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(y)(z)	1,500,000	15,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,763,675
Great River Energy:
5.829%, 7/1/17 (b)(e)	436,531	397,021
6.254%, 7/1/38 (b)(e)	2,500,000	2,244,679
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (b)(e)(r)	550,000	232,207
Hewlett-Packard Co., 2.62%, 9/3/09 (r)	930,000	924,098

	PRINCIPAL
	AMOUNT

Home Depot, Inc., 2.046%, 12/16/09 (r)	300,000	283,575
HRPT Properties Trust, 2.521%, 3/16/11 (r)	1,250,000	1,150,460
Huntington National Bank, 4.65%, 6/30/09	500,000	495,443
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,054,572
John Deere Capital Corp., 5.203%, 1/18/11 (r)	2,000,000	1,851,896
JPMorgan Chase & Co., 7.00%, 11/15/09	2,000,000	2,041,475
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)	2,750,000	165,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,873,520
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	16,960
8.30%, 12/1/37 (e)(m)*	6,130,000	61,300
8.45%, 12/1/97 (e)(m)*	2,560,000	25,600
M&I Marshall & Ilsley Bank, 2.48%, 12/4/12 (r)	500,000	391,155
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	690,440
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	464,398
6.90%, 10/1/37	1,000,000	964,395
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,002,523
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,100,000	197,384
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	853,900
Pacific Pilot Funding Ltd., 5.253%, 10/20/16 (e)(r)	954,371	933,760
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	508,327
Pioneer Natural Resources Co.:
5.875%, 7/15/16	500,000	347,335
6.65%, 3/15/17	1,300,000	931,026
6.875%, 5/1/18	700,000	470,364
7.20%, 1/15/28 (b)	700,000	440,490
Preferred Term Securities IX Ltd., 4.226%, 4/3/33 (e)(r)	757,380	342,715
ProLogis, 6.625%, 5/15/18	700,000	336,000
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,345,148
Reed Elsevier Capital, Inc., 2.326%, 6/15/10 (r)	3,000,000	2,942,339
Roper Industries, Inc., 6.625%, 8/15/13 (b)	500,000	484,650
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	3,500,000	1,641,220
Salvation Army, 5.46%, 9/1/16	160,000	166,918
Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	500,000	491,642
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 0.00% thereafter to 10/15/97 (b)(e)(r)	1,000,000	116,090
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	1,260,800
2/15/45 (b)(e)	31,299,649	4,027,013
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	4,500,000	2,655,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,500,000	1,997,700

	PRINCIPAL
	AMOUNT

Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	250,000	206,328
Weyerhaeuser Co., 2.466%, 9/24/09 (r)	4,000,000	3,841,009

Total Corporate Bonds (Cost $106,592,709)		73,672,486

U.S. Government Agencies And Instrumentalities - 0.7%
Government National Mortgage Association, 5.50%, 1/16/32	2,187,727	289,754
Small Business Administration:
5.038%, 3/10/15	892,480	899,136
4.94%, 8/10/15	1,379,989	1,383,760
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	262,699

Total U.S. Government Agencies And Instrumentalities (Cost $2,806,734)		2,835,349

Municipal Obligations - 0.3%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	1,010,734
Series C, Zero Coupon, 7/1/48 (f)*	2,534,053	99,234

Total Municipal Obligations (Cost $4,044,389)		1,109,968

Taxable Municipal Obligations - 13.7%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	198,942
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	750,000	737,955
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	720,750
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	816,952
5.01%, 8/1/15	635,000	623,500
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,860,000	1,917,883
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/13	2,135,000	1,647,110
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	935,475
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	750,000	729,720
Georgetown University Revenue, 7.22%, 4/1/19	2,000,000	1,985,900

	PRINCIPAL
	AMOUNT

Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	491,165
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,090,000	1,083,395
6.537%, 1/1/33	1,000,000	943,120
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	585,070
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,500,000	1,500,225
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	500,765
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,289,395
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	837,833
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,380,000	1,320,619
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,095,139
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	2,000,000	1,956,400
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	673,687
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	660,292
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,925,000	1,903,344
5.263%, 9/1/16	815,000	798,684
5.383%, 9/1/16	3,000,000	2,917,770
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	677,610
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	3,349,120
6/30/14	1,500,000	1,097,085
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,185,975
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,000,000	2,861,280
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	706,965
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	413,300
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	478,115
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,320,000	1,313,506
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,492,520
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	871,420
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,648,531

	PRINCIPAL
	AMOUNT

Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,388,640
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	170,709
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 3.90%, 12/1/09	1,150,000	1,150,184
St. Paul Minnesota Sales Tax Revenue Bonds, 5.65%, 11/1/17	1,295,000	1,263,285
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,259,400
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	606,686
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	750,000	732,923
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	525,951
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	915,950

Total Taxable Municipal Obligations (Cost $55,190,112)		52,980,245

High Social Impact Investments - 1.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	5,016,666	4,729,061

Total High Social Impact Investments (Cost $5,016,666)		4,729,061

Time Deposit - 2.6%
State Street Time Deposit, 0.001%, 1/2/09	10,000,000	10,000,000

Total Time Deposit (Cost $10,000,000)		10,000,000

Certificates Of Deposit - 0.3%
Alternative Federal Credit Union, 3.45%, 12/1/09 (b)(k)	50,000	49,860
Deutsche Bank, 2.448%, 6/18/10 (r)	1,000,000	980,423
First American Credit Union, 4.65%, 12/24/09 (b)(k)	92,000	91,651
Native American Credit Union, 1.50%, 11/13/09 (b)(k)	92,000	91,650
ShoreBank, 1.50%, 12/8/09 (b)(k)	100,000	99,660

Total Certificates Of Deposit (Cost $1,334,000)		1,313,244

TOTAL INVESTMENTS (Cost $492,136,173) - 98.8%		383,011,435
Other assets and liabilities, net - 1.2%		4,478,189

NET ASSETS - 100%		$387,489,624

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
2 Year U.S. Treasury Notes	158	03/09	$(34,453,875)	$(326,502)
10 Year U.S. Treasury Notes	560	03/09	(70,420,000)	(123,590)

Total Sold				$(450,092)

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the fund. Series B is not accruing interest.

(i)	Restricted securities represent 4.3% of net assets of the Portfolio.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	25,000 shares of Cisco Systems, Inc., have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v)	This security defaulted on principal and interest payments during the year.

(w)	Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest
(z) This security defaulted on interest payments during the year.
* Non-income producing security.
Abbreviations:

ADR: American Depositary Receipt

COPs: Certificates of Participation

FSB: Financial Savings Bank

GO: General Obligation

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

PO: Pension Obligation

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
BALANCED PORTFOLIO

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

AccessBank	08/29/07	$500,000
Agraquest, Inc., Series B Preferred	02/26/97	200,001
Agraquest, Inc., Series C Preferred	03/11/98	200,000
Agraquest, Inc, Series H Preferred	05/25/05-01/11/07	316,894
Angels With Attitude LLC LP	08/28/00-04/30/03	200,000
Calvert Social Investment Foundation Notes	07/02/07	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I	11/15/00	297,877
CitySoft Note II	09/09/03	32,500
CitySoft Note III	05/04/04	25,000
CitySoft Note IV	03/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	05/04/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	04/11/03	—
(strike price $0.14/share, expires 02/28/13)	04/11/03	—
(strike price $0.28/share, expires 02/28/13)	04/11/03	—

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

(strike price $0.01/share, expires 05/31/13)	07/15/03	—
(strike price $0.14/share, expires 05/31/13)	07/15/03	—
(strike price $0.28/share, expires 05/31/13)	07/15/03	—
(strike price $0.01/share, expires 08/31/13)	09/09/03	—
(strike price $0.14/share, expires 08/31/13)	09/09/03	—
(strike price $0.28/share, expires 08/31/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	03/11/05	—
(strike price $0.01/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	05/04/04	—
(strike price $0.14/share, expires 09/4/13)	09/09/03	—
(strike price $0.28/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
(strike price $0.01/share, expires 4/21/14)	11/03/05	—
Coastal Venture Partners LP	06/07/96 - 06/22/00	133,958
Commons Capital LP	02/15/01 - 04/29/08	458,356
Consensus Orthopedics	02/10/06	504,331
Consensus Orthopedics, Series A-1 Preferred	08/19/05	4,417
Consensus Orthopedics, Series B preferred	02/10/06	139,576
Consensus Orthopedics, Series C preferred	02/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust	04/26/07	12,770
First Analysis Private Equity Fund IV LP	02/25/02-05/28/08	670,660
GEEMF Partners LP	02/28/97	—
Global Environment Emerging Markets Fund LP	01/14/94 - 12/01/95	—
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations Common Warrants	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	11/04/04	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants	11/04/04	—
H2Gen Innovations, Inc., Series B Preferred	10/21/04-10/27/04	161,759
H2Gen Innovations, Inc., Series C Preferred	06/1/06	52,886
Inflabloc Pharmaceuticals, Inc.	12/29/03	500,000
Infrastructure and Environmental Private Equity Fund III LP	04/16/97 - 02/12/01	328,443
KDM Development Corp.	11/03/99	704,489
Labrador Ventures III LP	08/11/98 - 04/02/01	360,875
Labrador Ventures IV LP	12/14/99 - 08/27/07	911,085
Milepost Ventures LP	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC LP	01/08/03-07/18/07	225,646
Plethora Technology, Inc:
Common Warrants	05/19/05	75,360
Series A Preferred	04/29/05-05/13/05	701,835
Series A Preferred Warrants:
(expires 6/9/13)	06/8/06	—
(expires 9/6/13)	11/3/06	—
Plethora Technology, Inc., Note	06/8/06	150,000

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Rose Smart Growth Investment Fund	04/10/06	1,000,000
Seventh Generation, Inc.	04/12/00-05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03-05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants	05/27/05	—
Solstice Capital LP	06/26/01-06/17/08	384,645
Utah Ventures LP	11/17/97 - 02/05/03	867,581
Venture Strategy Partners LP	08/21/98 - 02/26/03	206,058
Wild Planet Entertainment, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Entertainment, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc.	05/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
	AMOUNT	VALUE

Asset-Backed Securities - 6.0%
ACLC Business Loan Receivables Trust, 1.845%, 10/15/21 (e)(r)	$184,425	$175,029
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	1,878,486	1,838,579
5.20%, 3/6/11	3,512,000	3,387,257
5.21%, 10/6/11 (b)	5,744,354	5,588,848
Banc of America Securities Auto Trust, 5.18%, 6/18/10	2,312,434	2,310,544
Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	4,167,410	4,095,082
Capital One Auto Finance Trust, 5.33%, 11/15/10	2,608,329	2,602,348
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	1,993,385
Daimler Chrysler Auto Trust, 4.20%, 7/8/10	3,405,094	3,393,915
Discover Card Master Trust, 2.195%, 9/17/12 (r)	4,000,000	3,771,861
Enterprise Mortgage Acceptance Co. LLC, 6.096%, 1/15/27 (e)(r)	4,250,059	1,937,761
Ford Credit Auto Owner Trust, 5.16%, 11/15/10	9,000,000	8,818,477
Harley-Davidson Motorcycle Trust, 2.10%, 11/15/11 (r)	1,713,586	1,666,733
Household Automotive Trust:
5.61%, 8/17/11	897,277	891,286
5.28%, 9/17/11	6,008,549	5,922,706

Total Asset-Backed Securities (Cost $48,868,410)		48,393,811

	PRINCIPAL
	AMOUNT	VALUE

Collateralized Mortgage-Backed Obligations (Privately Originated) - 2.1%
Bear Stearns Asset Backed Securities Trust, STEP, 5.00% to 3/25/13, 5.50% thereafter to 1/25/34 (r)	4,220,297	3,323,058
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	1,327,381	1,318,221
Citicorp Mortgage Securities, Inc., 0.076%, 10/25/33 (r)	144,797,296	416,987
CS First Boston Mortgage Securities Corp., 4.992%, 12/25/33 (r)	916,427	712,027
Impac CMB Trust:
0.741%, 5/25/35 (r)	1,216,218	519,105
0.791%, 8/25/35 (r)	940,011	367,610
MASTR Alternative Loans Trust, 6.25%, 7/25/36	4,416,271	2,610,399
Residential Accredit Loans, Inc., 6.00%, 12/25/35 (b)	1,888,632	1,368,059
Residential Asset Securitization Trust, 6.25%, 11/25/36	2,175,362	1,236,185
Structured Asset Securities Corp., 5.00%, 6/25/35	4,050,751	3,568,137
Wells Fargo Mortgage Backed Securities Trust:
Class 1A9, 0.193%, 10/25/36	67,070,055	335,350
Class 1A10, 0.193%, 10/25/36	100,000,000	781,250

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $20,478,364)		16,556,388

Commercial Mortgage-Backed Securities - 2.4%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	5,000,000	3,339,733
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)	7,000,000	5,371,681
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,853,441
5.245%, 11/15/36 (e)	4,000,000	3,962,951
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	1,000,000	967,188
Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,413,222

Total Commercial Mortgage-Backed Securities (Cost $22,422,292)		18,908,216

Corporate Bonds - 43.9%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	5,000,000	3,627,810
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	3,730,116
7.30%, 10/14/49 (b)(e)	2,000,000	1,670,620
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.34%, 12/1/10 (b)(r)(x)*	207,840	—

	PRINCIPAL
	AMOUNT	VALUE

American National Red Cross:
5.32%, 11/15/09	2,500,000	2,532,100
5.316%, 11/15/10	2,410,000	2,457,477
5.392%, 11/15/12	2,000,000	2,048,900
5.567%, 11/15/17	2,000,000	1,975,080
ANZ National International Ltd., 6.20%, 7/19/13 (e)	4,000,000	3,870,240
APL Ltd., 8.00%, 1/15/24	1,185,000	805,800
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	2,500,000	1,531,250
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	35,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,195,000	3,205,128
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	2,655,000	2,638,247
BAC Capital Trust XV, 3.003%, 6/1/56 (b)(r)	7,000,000	3,185,070
Bank of America, 2.835%, 5/12/10 (r)	7,000,000	6,854,064
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	6,000,000	4,290,000
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	4,999,511	5,315,180
Bear Stearns Co’s, Inc., 2.456%, 9/9/09 (r)	6,280,000	6,215,020
BF Saul, 7.50%, 3/1/14	1,000,000	900,000
CAM US Finance SA Sociedad Unipersonal, 3.343%, 2/1/10 (e)(r)	2,000,000	1,922,580
Camp Pendleton & Quantico Housing LLC:
5.937%, 10/1/43 (e)	300,000	229,734
6.165%, 10/1/50 (b)(e)	1,000,000	615,000
Cardinal Health, Inc., 4.323%, 10/2/09 (r)	1,250,000	1,184,002
Chesapeake Energy Corp., 7.25%, 12/15/18	12,100,000	9,438,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	826,773
CIT Group, Inc.:
2.269%, 8/17/09 (r)	1,000,000	957,500
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	2,725,000	817,500
Compass Bancshares, Inc., 4.92%, 10/9/09 (e)(r)	2,000,000	1,994,419
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (b)(e)(r)	18,400,000	9,465,604
CVS Caremark Corp.:
3.689%, 9/10/10 (r)	4,000,000	3,703,150
6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	3,000,000	1,530,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,447
Discover Financial Services, 2.629%, 6/11/10 (r)	6,500,000	5,565,664
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)(r)	16,305,000	9,596,177
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	2,490,635
Giants Stadium LLC:
2007 Series A-2, 15.00%, 4/1/37 (e)(r)	19,850,000	19,850,000
2007 Series A-3, 15.50%, 4/1/37 (e)(r)	15,000,000	15,000,000
2007 Series A-5, 15.00%, 4/1/47 (b)(e)(r)	8,000,000	8,000,000
2007 Series A-6, 15.00%, 4/1/47 (b)(e)(r)	7,000,000	7,000,000
2007 Series A-7, 15.00%, 4/1/47 (e)(r)	6,000,000	6,000,000
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(w)(y)	4,000,000	190,000
3.226%, 1/21/11 (e)(r)(w)(y)	1,500,000	71,250
6.375%, 9/25/12 (e)(y)	2,000,000	95,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(w)(y)	750,000	7,500
2.95%, 10/15/08 (b)(v)(y)	8,000,000	320,000

	PRINCIPAL
	AMOUNT	VALUE

GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	4,641,250
Goldman Sachs Group, Inc., 4.164%, 7/23/09 (r)	1,920,000	1,855,661
Great River Energy:
5.829%, 7/1/17 (b)(e)	3,492,245	3,176,167
6.254%, 7/1/38 (b)(e)	5,500,000	4,938,294
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (b)(e)(r)	1,000,000	421,747
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (b)(e)(r)	1,650,000	696,622
Hewlett-Packard Co., 2.62%, 9/3/09 (r)	3,260,000	3,239,313
Home Depot, Inc., 2.046%, 12/16/09 (r)	4,000,000	3,781,001
HRPT Properties Trust, 2.521%, 3/16/11 (r)	6,500,000	5,982,393
Huntington National Bank, 4.65%, 6/30/09	2,000,000	1,981,773
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,930,000	4,051,617
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,315,000	2,115,262
John Deere Capital Corp.:
2.619%, 2/26/10 (r)	4,000,000	3,859,101
5.203%, 1/18/11 (r)	9,000,000	8,333,532
JPMorgan Chase & Co.:
7.00%, 11/15/09	4,000,000	4,082,950
4.559%, 1/22/10 (r)	3,000,000	2,896,129
7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	5,000,000	4,150,000
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(y)	1,000,000	60,000
5.75%, 10/4/11 (e)(y)	7,000,000	420,000
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	930,000	793,346
Koninklijke Philips Electronics NV, 3.314%, 3/11/11 (r)	7,000,000	6,883,153
Leucadia National Corp.:
7.00%, 8/15/13	1,815,000	1,442,925
8.125%, 9/15/15	5,480,000	4,251,480
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,683,800
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	29,420
8.30%, 12/1/37 (e)(m)*	3,500,000	35,000
M&I Marshall & Ilsley Bank, 2.48%, 12/4/12 (r)	1,000,000	782,309
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,035,660
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	816,725
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,321,991
6.90%, 10/1/37	1,300,000	1,253,714
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	4,966,256
6.00%, 10/1/51 (e)	2,000,000	1,707,420

	PRINCIPAL
	AMOUNT	VALUE

OPTI Canada, Inc.:
8.25%, 12/15/14	1,000,000	550,000
7.875%, 12/15/14	1,000,000	512,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,700,000	305,048
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	1,878,580
Pacific Pilot Funding Ltd., 5.253%, 10/20/16 (e)(r)	954,371	933,760
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	1,500,000	1,524,981
Pioneer Natural Resources Co.:
5.875%, 7/15/16	5,000,000	3,473,352
6.65%, 3/15/17	8,000,000	5,729,390
7.20%, 1/15/28 (b)	1,000,000	629,271
Preferred Term Securities IX Ltd., 4.226%, 4/3/33 (e)(r)	757,380	342,715
President and Fellows of Harvard College:
6.00%, 1/15/19 (e)	2,000,000	2,158,064
6.50%, 1/15/39 (e)	375,000	408,636
ProLogis:
2.401%, 8/24/09 (b)(r)	10,000,000	8,773,000
6.625%, 5/15/18	2,450,000	1,176,000
Reed Elsevier Capital, Inc., 2.326%, 6/15/10 (r)	3,500,000	3,432,729
Roper Industries, Inc., 6.625%, 8/15/13 (b)	5,000,000	4,846,495
Rouse Co., 8.00%, 4/30/09	1,000,000	415,000
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (b)(r)	15,000,000	7,033,800
Salvation Army, 5.46%, 9/1/16	310,000	323,404
SLM Corp., 3.675%, 7/27/09 (r)	2,000,000	1,879,983
Southern Union Co., 6.089%, 2/16/10	2,000,000	1,830,084
Sovereign Bancorp, Inc., 2.483%, 3/1/09 (r)	4,770,000	4,690,265
Sovereign Bank, 4.903%, 8/1/13 (r)	1,000,000	713,870
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	116,090
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	4,392
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	2,156,575
2/15/28 (b)(e)	3,300,000	781,968
2/15/43 (b)(e)	44,500,000	11,221,120
2/15/45 (b)(e)	62,515,939	8,043,301
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (b)(r)	16,150,000	9,528,500
Wells Fargo Bank, 6.734%, 9/1/47 (e)	3,000,000	3,995,400
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	2,750,000	2,269,605
Weyerhaeuser Co., 2.466%, 9/24/09 (r)	7,000,000	6,721,766
Whitney National Bank, 5.875%, 4/1/17 (b)	500,000	360,000

Total Corporate Bonds (Cost $435,668,908)		355,187,692

	PRINCIPAL
	AMOUNT	VALUE

Taxable Municipal Obligations - 19.2%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	157,613
5.32%, 3/1/15	165,000	166,584
5.47%, 3/1/18	190,000	188,231
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	10,034,955
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	1,500,000	1,475,910
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,201,250
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,335,123
Zero Coupon, 6/1/12	1,530,000	1,279,080
Zero Coupon, 6/1/13	1,585,000	1,245,430
5.58%, 8/1/13	1,085,000	1,114,458
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,197,330
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,455,483
5.01%, 8/1/15	700,000	687,323
Zero Coupon, 6/1/19	2,910,000	1,407,334
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	758,094
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	723,810
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,822,279
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,355,046
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	2,790,000	2,876,825
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,402,349
12/1/19	280,000	131,799
12/1/20	700,000	303,891
12/1/21	700,000	280,182
12/1/24	620,000	208,990
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,647,769
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	1,870,950
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,353,621
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,250,000	1,216,200
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	775,963
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,274,849
Georgetown University Revenue Bonds, 7.22%, 4/1/19	15,000,000	14,894,250
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	879,185
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,085,000	1,078,425
6.537%, 1/1/33	3,330,000	3,140,590

	PRINCIPAL
	AMOUNT	VALUE

Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	886,470
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	95,096
12/1/19	180,000	86,992
12/1/20	180,000	80,426
12/1/22	180,000	69,140
12/1/23	180,000	67,108
12/1/24	180,000	63,056
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,295,000	2,233,999
Kansas State Finance Development Authority Revenue Bonds, 4.372%, 5/1/12	2,250,000	2,251,620
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	995,000	996,522
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	630,000	626,932
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,108,972
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,306,423
4.90%, 8/1/17	1,715,000	1,427,755
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	964,636
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,118,704
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	4,000,000	3,912,800
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,121,755
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	846,921
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,320,585
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	445,000	434,458
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,155,000	1,133,067
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,349,061
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,768,055
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	653,201
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,625,000	1,592,467
5.383%, 9/1/16	5,565,000	5,412,463
5.411%, 9/1/21	2,270,000	2,032,830
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	903,480
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,860,960
6/30/14	2,500,000	1,828,475
6/30/18	1,195,000	634,569
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	3,183,157
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	6,000,000	5,722,560

	PRINCIPAL
	AMOUNT	VALUE

Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	942,620
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	170,000	159,800
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	983,466
Pomona California Public Finance Authority Tax Allocation Revenue Bonds, 5.23%, 2/1/16	2,080,000	2,128,194
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	62,416
8/1/19	135,000	64,550
8/1/20	145,000	63,539
8/1/21	160,000	64,584
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	826,600
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	956,230
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,650,000	2,636,962
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,335,240
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,261,277
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,314,400
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	431,307
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,236,544
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	835,345
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	2,395,000	2,554,363
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	3,475,000	3,394,484
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	568,758
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,679,200
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,089,359
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	504,581
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	1,270,000	1,241,082
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	451,583
4.76%, 1/1/12	475,000	467,970
4.82%, 1/1/13	500,000	483,420
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,500,191

Total Taxable Municipal Obligations (Cost $160,656,030)		155,273,951

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agencies And Instrumentalities - 0.8%
Freddie Mac, 4.125%, 7/12/10	3,000,000	3,129,444
Small Business Administration:
5.038%, 3/10/15	892,480	899,136
4.94%, 8/10/15	1,724,986	1,729,700
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	525,397

Total U.S. Government Agencies And Instrumentalities (Cost $6,116,298)		6,283,677

U.S. Government Agency Mortgage-Backed Securities - 0.1%
Government National Mortgage Association, 5.50%, 1/16/32	4,404,624	583,372

Total U.S. Government Agency Mortgage-Backed Securities (Cost $572,320)		583,372

Time Deposit - 4.9%
State Street Time Deposit, 0.001%, 1/2/09	40,000,000	40,000,000

Total Time Deposit (Cost $40,000,000)		40,000,000

High Social Impact Investments - 0.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	1,967,722

Total High Social Impact Investments (Cost $2,087,392)		1,967,722

Certificates Of Deposit - 1.2%
Deutsche Bank, 2.448%, 6/18/10 (r)	10,000,000	9,804,230

Total Certificates Of Deposit (Cost $10,000,000)		9,804,230

	SHARES

Equity Securities - 0.2%
Conseco, Inc.*	140,439	727,474
MFH Financial Trust I, Preferred (b)(e)	20,000	560,780
Woodbourne Capital:

Trust I, Preferred (b)(e)	625,000	168,750
Trust II, Preferred (b)(e)	625,000	168,750
Trust III, Preferred (b)(e)	625,000	168,750
Trust IV, Preferred (b)(e)	625,000	168,750

Total Equity Securities (Cost $7,060,015)		1,963,254

TOTAL INVESTMENTS (Cost $753,930,029) - 81.0%		654,922,313
Other assets and liabilities, net - 19.0%		153,453,267

NET ASSETS - 100%		$808,375,580

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
2 Year U.S. Treasury Notes	369	3/09	$80,465,063	($607,931)
10 Year U.S. Treasury Notes	1,581	3/09	198,810,750	2,746,863

Total Sold:				$2,138,932

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.2% of net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at year end.

(v)	This security defaulted on principal and interest payments during the year.

(w)	This security defaulted on interest payments during the year.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	This security is no longer accruing interest.

Abbreviations:

COPs:	Certificates of Participation

FSB:	Federal Savings Bank

GO:	General Obligation

IDA:	Industrial Development Authority

LLC:	Limited Liability Corporation

LP:	Limited Partnership

MFH:	Multi-Family Housing

PO:	Pension Obligation

STEP:	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 95.3%	SHARES	VALUE

Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	114,000	$6,273,420
United Parcel Service, Inc., Class B	301,400	16,625,224

		22,898,644

Capital Markets - 8.3%
Bank of New York Mellon Corp.	700,000	19,831,000
Charles Schwab Corp.	1,051,000	16,994,670
Goldman Sachs Group, Inc.	75,000	6,329,250
SEI Investments Co.	1,060,000	16,652,600
T. Rowe Price Group, Inc.	289,000	10,242,160

		70,049,680

EQUITY SECURITIES - 95.3%	SHARES	VALUE

Chemicals - 4.3%
Air Products & Chemicals, Inc.	350,000	17,594,500
Ecolab, Inc.	535,700	18,829,855

		36,424,355

Commercial Banks - 2.4%
SunTrust Banks, Inc.	193,000	5,701,220
Wells Fargo & Co.	281,500	8,298,620
Zions Bancorporation	250,000	6,127,500

		20,127,340

Communications Equipment - 7.2%
Cisco Systems, Inc.*	1,969,500	32,102,850
Nokia Oyj (ADR)	279,200	4,355,520
QUALCOMM, Inc.	666,000	23,862,780

		60,321,150

Computers & Peripherals - 6.4%
Apple, Inc.*	295,000	25,178,250
Hewlett-Packard Co.	796,000	28,886,840

		54,065,090

Electrical Equipment - 2.1%
Emerson Electric Co.	493,000	18,048,730

Energy Equipment & Services - 1.6%
FMC Technologies, Inc.*	282,000	6,720,060
Smith International, Inc.	281,000	6,432,090

		13,152,150

Food & Staples Retailing - 6.5%
CVS Caremark Corp.	1,240,500	35,651,970
SYSCO Corp.	830,000	19,040,200

		54,692,170

Gas Utilities - 2.6%
Questar Corp.	668,000	21,836,920

Health Care Equipment & Supplies - 10.4%
DENTSPLY International, Inc.	319,000	9,008,560
Intuitive Surgical, Inc.*	66,900	8,495,631
Medtronic, Inc.	497,000	15,615,740
St. Jude Medical, Inc.*	488,000	16,084,480
Stryker Corp.	660,500	26,386,975
Varian Medical Systems, Inc.*	338,600	11,864,544

		87,455,930

EQUITY SECURITIES - 95.3%	SHARES	VALUE

Health Care Providers & Services - 3.5%
Coventry Health Care, Inc.*	422,800	6,291,264
Laboratory Corp. of America Holdings*	362,300	23,335,743

		29,627,007

Household Products - 3.9%
Colgate-Palmolive Co.	172,000	11,788,880
Procter & Gamble Co.	345,000	21,327,900

		33,116,780

Insurance - 2.9%
Aflac, Inc.	528,000	24,203,520

Internet Software & Services - 3.0%
Google, Inc.*	83,100	25,565,715

Life Sciences - Tools & Services - 1.4%
Pharmaceutical Product Development, Inc	400,100	11,606,901

Machinery - 2.6%
Danaher Corp.	286,700	16,230,087
Deere & Co.	154,000	5,901,280

		22,131,367

Media - 2.0%
Omnicom Group, Inc.	614,300	16,536,956

Multiline Retail - 4.8%
Kohl’s Corp.*	855,000	30,951,000
Target Corp.	275,000	9,495,750

		40,446,750

Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc. (t)	351,000	23,369,580

Pharmaceuticals - 3.4%
Novartis AG (ADR)	581,000	28,910,560

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	1,473,600	21,602,976

EQUITY SECURITIES - 95.3%	SHARES	VALUE

Software - 2.0%
Microsoft Corp.	845,000	16,426,800

Specialty Retail - 4.6%
Best Buy Co., Inc.	256,000	7,196,160
Staples, Inc.	1,737,000	31,127,040

		38,323,200

Trading Companies & Distributors - 0.6%
Fastenal Co.	142,000	4,948,700

Venture Capital - 0.7%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	25,604
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	17,400
Chesapeake PERL, Inc.:
Series A-2 Preferred (b)(i)*	240,000	3,000
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	—
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B Preferred (b)(i)*	1,134,830	—
Series C-1 Preferred (b)(i)*	2,542,915	831,495
Digital Directions International, Inc. (b)(i)*	50,000	75,000
Global Resource Options, Inc.:
Series A Preferred (a)(b)(i)*	750,000	2,301,828
Series B Preferred (a)(b)(i)*	244,371	750,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	17,949
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	42,057
Series C Preferred (b)(i)*	36,984	9,616
Marrone Organic Innovations, Inc.:
Series A Preferred (b)(i)*	240,761	371,947
Series B Preferred (b)(i)*	181,244	280,000
NeoDiagnostix, Inc.:
Series AE Convertible Preferred (a)(b)(i)*	300,000	300,000
Series AE Convertible Preferred, Warrants (strike price $1.10/share, expires 9/10/18) (b)(i)*	300,000	—
New Day Farms, Series A Preferred (a)(b)(i)*	104,705	1
ShoreBank Corp.:
Non-Voting Common Stock (b)(i)*	67	502,500
Voting Common Stock (b)(i)*	66	495,000
Sword Diagnostics, Series B Preferred (b)(i)*	640,697	250,000

		6,273,397

Total Equity Securities (Cost $951,846,283)		802,162,368

	Principal
Venture Capital Debt Obligations - 0.1%	Amount

Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	$500,000	500,000

Total Venture Capital Debt Obligations (Cost $500,000)		500,000

High Social Impact Investments - 0.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,149,093

Total High Social Impact Investments (Cost $7,583,877)		7,149,093

Time Deposit - 3.3%
State Street Time Deposit, 0.001%, 1/2/09	28,000,000	28,000,000

Total Time Deposit (Cost $28,000,000)		28,000,000

	Adjusted
Limited Partnership Interest - 0.1%	Basis

China Environment Fund 2004 LLC (b)(i)*	—	311,235
New Markets Venture Partners II LLC (b)(i)*	50,000	50,000
SEAF India International Growth Fund LLC (b)(i)*	458,932	436,326
Sustainable Jobs Fund II (b)(i)*	375,000	334,814

Total Limited Partnership Interest (Cost $883,932)		1,132,375

TOTAL INVESTMENTS (Cost $988,814,092) - 99.6%	838,943,836
Other assets and liabilities, net - 0.4%	3,079,820

NET ASSETS - 100%	$842,023,656

*	Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt

LLC:	Limited Liability Corporation

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 1.8% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.

(t)	35,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
Common Stock	8/29/03	$25,604
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Chesapeake PERL, Inc.:
Series A-2 Preferred	7/30/04 -9/8/06	300,000
Series A-2 Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2 Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—
China Environment Fund 2004 LLC	9/15/05-10/13/08	—
Cylex, Inc.:
Common Stock	11/22/2006	16,382
Series B Preferred	11/30/06	547,525
Series C-1 Preferred	11/30/06	471,342
Digital Directions International, Inc.:
Common Stock	7/2/08	75,000
8.00%, 10/18/09	10/18/2006	500,000
Global Resource Options, Inc.:
Series A Preferred	9/18/06	750,000
Series B Preferred	12/5/07	750,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc.:
Series A Preferred	4/25/07	200,000
Series B Preferred	8/28/08	280,000

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

NeoDiagnostix, Inc.:
Series AE Convertible Preferred	9/9/08	300,000
Series AE Convertible Preferred, Warrants (strike price $1.10/share, expires 9/10/18)	9/23/08	—
New Day Farms, Series A Preferred	3/5/08	500,000
New Markets Venture Partners II LLC	7/21/08	50,000
SEAF India International Growth Fund LLC	3/22/05-4/2/08	458,932
Shorebank:
Non-Voting Common Stock	6/26/08	502,500
Voting Common Stock	6/26/08	495,000
Sustainable Jobs Fund II LP	2/14/06-11/13/08	375,000
Sword Diagnostics, Series B Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	8,000	$61,520
Spirit AeroSystems Holdings, Inc.*	5,600	56,952

		118,472

Air Freight & Logistics - 1.7%
FedEx Corp.	6,790	435,579
United Parcel Service, Inc., Class B	10,744	592,639

		1,028,218

Airlines - 0.9%
Delta Air Lines, Inc.*	15,800	181,068
Southwest Airlines Co.	40,100	345,662

		526,730

Beverages - 1.0%
Dr Pepper Snapple Group, Inc.*	600	9,750
PepsiCo, Inc.	11,142	610,247

		619,997

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Biotechnology - 3.2%
Amgen, Inc.*	22,483	1,298,393
Biogen Idec, Inc.*	1,000	47,630
Gilead Sciences, Inc.*	11,341	579,979

		1,926,002

Building Products - 0.0%
Insteel Industries, Inc.	2,400	27,096

Capital Markets - 1.5%
Bank of New York Mellon Corp.	12,100	342,793
Charles Schwab Corp.	10,100	163,317
Credit Suisse Group AG (ADR)	4,450	125,757
Goldman Sachs Group, Inc.	1,737	146,585
Northern Trust Corp.	1,100	57,354
TD Ameritrade Holding Corp.*	5,900	84,075

		919,881

Chemicals - 0.3%
Air Products & Chemicals, Inc.	3,500	175,945

Commercial Banks - 3.2%
CapitalSource, Inc.	12,900	59,598
Lloyds Banking Group plc (ADR)	11,900	91,630
National Australia Bank Ltd. (ADR)	8,900	130,830
PNC Financial Services Group, Inc.	5,100	249,900
US Bancorp	16,517	413,090
Wachovia Corp.	37,600	208,304
Wells Fargo & Co.	27,052	797,493

		1,950,845

Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	16,614	543,776
Brink’s Co.	7,700	206,976
RR Donnelley & Sons Co.	16,900	229,502

		980,254

Communications Equipment - 2.3%
Cisco Systems, Inc.*	67,586	1,101,652
Corning, Inc.	30,100	286,853

		1,388,505

Computers & Peripherals - 6.4%
Apple, Inc.*	6,297	537,449
Dell, Inc.*	22,136	226,673
EMC Corp.*	4,300	45,021
Hewlett-Packard Co.	37,404	1,357,391
International Business Machines Corp.	20,106	1,692,121

		3,858,655

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Consumer Finance - 0.8%
American Express Co.	12,800	237,440
Discover Financial Services	10,100	96,253
SLM Corp.*	17,400	154,860

		488,553

Containers & Packaging - 0.9%
AptarGroup, Inc.	6,900	243,156
Owens-Illinois, Inc.*	12,100	330,693

		573,849

Diversified Financial Services - 2.8%
Bank of America Corp.	42,861	603,483
CME Group, Inc.	600	124,866
JPMorgan Chase & Co.	31,034	978,502

		1,706,851

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	70,973	2,022,730
Deutsche Telekom AG (ADR)	25,000	382,500
Telefonica SA (ADR)	12,007	809,152

		3,214,382

Electric Utilities - 0.8%
IDACORP, Inc.	15,465	455,444

Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,400	48,874
Emerson Electric Co.	24,672	903,242

		952,116

Electronic Equipment & Instruments - 0.3%
Coherent, Inc.*	2,000	42,920
Jabil Circuit, Inc.	24,600	166,050

		208,970

Energy Equipment & Services - 2.0%
Cameron International Corp.*	2,800	57,400
Noble Corp.	28,949	639,483
Pioneer Drilling Co.*	2,800	15,596
SEACOR Holdings, Inc.*	800	53,320
Smith International, Inc.	3,672	84,052
Superior Energy Services, Inc.*	7,944	126,548
Tenaris SA (ADR)	6,200	130,076
Tidewater, Inc.	710	28,592
Unit Corp.*	2,100	56,112

		1,191,179

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,000	52,500
CVS Caremark Corp.	12,761	366,751
SUPERVALU, Inc.	3,800	55,480
Sysco Corp.	4,100	94,054

		568,785

Food Products - 2.4%
Campbell Soup Co.	6,800	204,068
Darling International, Inc.*	7,900	43,371
General Mills, Inc.	14,504	881,118
H.J. Heinz Co.	1,400	52,640
J.M. Smucker Co.	3,858	167,283
Kellogg Co.	2,579	113,089

		1,461,569

Gas Utilities - 1.1%
Questar Corp.	20,187	659,913

Health Care Equipment & Supplies - 0.4%
Hospira, Inc.*	800	21,456
Kinetic Concepts, Inc.*	1,300	24,934
Medtronic, Inc.	2,700	84,834
Varian Medical Systems, Inc.*	3,400	119,136

		250,360

Health Care Providers & Services - 1.8%
CIGNA Corp.	19,497	328,525
Express Scripts, Inc.*	11,142	612,587
Healthspring, Inc.*	400	7,988
Kindred Healthcare, Inc.*	1,700	22,134
McKesson Corp.	2,826	109,451
WellCare Health Plans, Inc.*	800	10,288

		1,090,973

Household Durables - 1.2%
Panasonic Corp. (ADR)	55,710	693,032
Pulte Homes, Inc.	2,300	25,139

		718,171

Household Products - 4.4%
Colgate-Palmolive Co.	8,265	566,483
Kimberly-Clark Corp.	2,900	152,946
Procter & Gamble Co.	31,956	1,975,520

		2,694,949

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Industrial Conglomerates - 1.4%
3M Co.	14,566	838,128

Insurance - 4.7%
Aflac, Inc.	5,900	270,456
American Financial Group, Inc.	6,200	141,856
AON Corp.	4,800	219,264
Arch Capital Group Ltd.*	2,200	154,220
AXA SA (ADR)	5,600	125,832
Chubb Corp.	5,055	257,805
Hanover Insurance Group, Inc.	1,200	51,564
Hartford Financial Services Group, Inc.	2,700	44,334
HCC Insurance Holdings, Inc.	5,700	152,475
Lincoln National Corp.	6,000	113,040
PartnerRe Ltd.	1,900	135,413
Principal Financial Group, Inc.	5,100	115,107
Progressive Corp.	13,200	195,492
Prudential Financial, Inc.	5,800	175,508
Sun Life Financial, Inc.	6,100	141,154
Travelers Co.’s, Inc.	6,989	315,903
Unum Group	10,200	189,720
WR Berkley Corp.	1,100	34,100

		2,833,243

Internet & Catalog Retail - 0.6%
NetFlix, Inc.*	12,200	364,658

Internet Software & Services - 1.1%
Earthlink, Inc.*	21,400	144,664
eBay, Inc.*	8,100	113,076
Google, Inc.*	1,300	399,945

		657,685

IT Services - 1.7%
Acxiom Corp.	62,376	505,869
Alliance Data Systems Corp.*	7,100	330,363
Gartner, Inc.*	600	10,698
MasterCard, Inc.	900	128,637
Western Union Co.	3,600	51,624

		1,027,191

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	3,000	85,950

Life Sciences — Tools & Services - 0.0%
Bio-Rad Laboratories, Inc.*	100	7,531

Machinery - 1.2%
Cummins, Inc.	7,038	188,126
Flowserve Corp.	200	10,300
Harsco Corp.	2,200	60,896
Parker Hannifin Corp.	10,897	463,558

		722,880

Media - 4.1%
DIRECTV Group, Inc.*	31,735	727,049
DISH Network Corp.*	18,100	200,729
McGraw-Hill Co.’s, Inc.	9,200	213,348
Time Warner, Inc.	110,629	1,112,928
Virgin Media, Inc.	37,300	186,127
Warner Music Group Corp.	15,100	45,602

		2,485,783

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	2,326	46,380
Worthington Industries, Inc.	6,600	72,732

		119,112

Multiline Retail - 0.4%
Family Dollar Stores, Inc.	6,300	164,241
Target Corp.	1,400	48,342

		212,583

Multi-Utilities - 3.1%
Consolidated Edison, Inc.	15,221	592,554
Integrys Energy Group, Inc.	2,900	124,642
MDU Resources Group, Inc.	16,869	364,033
NiSource, Inc.	58,487	641,602
OGE Energy Corp.	7,000	180,460

		1,903,291

Oil, Gas & Consumable Fuels - 8.5%
Bill Barrett Corp.*	3,500	73,955
Chesapeake Energy Corp.	9,123	147,519
Cimarex Energy Co.	8,200	219,596
Comstock Resources, Inc.*	11,838	559,345
EnCana Corp.	17,210	799,921

EQUITY SECURITIES - 99.9%	SHARES	VALUE

EOG Resources, Inc.	10,884	724,657
Overseas Shipholding Group, Inc.	800	33,688
Pioneer Natural Resources Co.	700	11,326
Plains Exploration & Production Co.*	3,800	88,312
Southern Union Co.	35,300	460,312
Southwestern Energy Co.*	3,000	86,910
Spectra Energy Corp.	59,789	941,079
St. Mary Land & Exploration Co.	2,100	42,651
Whiting Petroleum Corp.*	2,300	76,958
World Fuel Services Corp.	800	29,600
XTO Energy, Inc.	23,704	836,040

		5,131,869

Paper & Forest Products - 0.2%
MeadWestvaco Corp.	12,900	144,351

Pharmaceuticals - 9.8%
Bristol-Myers Squibb Co.	38,201	888,173
Forest Laboratories, Inc.*	12,600	320,922
Johnson & Johnson	34,690	2,075,503
Novartis AG (ADR)	18,554	923,247
Pfizer, Inc.	98,943	1,752,281

		5,960,126

Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	11,500	182,505
Boston Properties, Inc.	3,000	165,000
Brandywine Realty Trust	2,300	17,733
HCP, Inc.	6,200	172,174
Health Care REIT, Inc.	3,000	126,600
Lexington Realty Trust	10,600	53,000
Vornado Realty Trust	3,100	187,085

		904,097

Road & Rail - 1.2%
Canadian National Railway Co.	17,012	625,361
Ryder System, Inc.	2,800	108,584

		733,945

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	19,900	201,587
Intel Corp.	99,584	1,459,901
Texas Instruments, Inc.	16,700	259,184

		1,920,672

EQUITY SECURITIES - 99.9%	SHARES	VALUE

Software - 3.4%
Adobe Systems, Inc.*	1,000	21,290
BMC Software, Inc.*	1,800	48,438
Microsoft Corp.	99,104	1,926,582
Sybase, Inc.*	1,100	27,247
Symantec Corp.*	1,600	21,632

		2,045,189

Specialty Retail - 4.2%
Advance Auto Parts, Inc.	500	16,825
Best Buy Co., Inc.	21,488	604,028
Gap, Inc.	39,320	526,495
Home Depot, Inc.	34,298	789,540
Lowe’s Co.’s, Inc.	3,000	64,560
RadioShack Corp.	5,800	69,252
The Childrens Place Retail Stores, Inc.*	2,200	47,696
TJX Co.’s, Inc.	20,700	425,799

		2,544,195

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	8,600	137,256

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc.*	3,200	58,176
Telephone & Data Systems, Inc.	300	9,525
Vodafone Group plc (ADR)	1,200	24,528

		92,229

Total Equity Securities (Cost $78,532,394)		60,628,628

TOTAL INVESTMENTS (Cost $78,532,394) - 99.9%		60,628,628
Other assets and liabilities, net - 0.1%		64,164

NET ASSETS - 100%		$60,692,792

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2008:

	Total Investments	% of Net Assets

Balanced	$41,022,697	10.6%
Bond	116,246,375	14.4%
Equity	15,054,865	1.8%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Money Market Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	199,093,970
Level 3 - Significant Unobservable Inputs	—
Total	$199,093,970

	Investments in	Other Financial
Balanced Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$212,060,948	$(450,092)
Level 2 - Other Significant Observable Inputs	129,927,790	—
Level 3 - Significant Unobservable Inputs	41,022,697	—
Total	$383,011,435	$(450,092)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Balanced Portfolio	Securities
Balance as of 9/30/08	$30,779,281
Accrued discounts/ premiums	54,790
Realized gain (loss)	(416,161)
Change in unrealized appreciation (depreciation)	(5,930,969)
Net purchases (sales)	2,025,000
Transfers in and/ or out of Level 3	14,510,756
Balance as of 12/31/08	$41,022,697
For the three months ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($7,024,399) for the Balanced Portfolio.

	Investments in	Other Financial
Bond Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$4,382,315	$2,138,932
Level 2 - Other Significant Observable Inputs	534,293,623	—
Level 3 - Significant Unobservable Inputs	116,246,375	—

Total	$654,922,313	$2,138,932

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Bond Portfolio	Securities
Balance as of 9/30/08	$37,422,875
Accrued discounts/ premiums	153,995
Realized gain (loss)	(1,566,649)
Change in unrealized appreciation (depreciation)	(14,416,887)
Net purchases (sales)	24,854,007
Transfers in and/ or out of Level 3	69,799,034
Balance as of 12/31/08	$116,246,375
For the three months ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($16,807,838) for the Bond Portfolio.

Investments in
Equity Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$795,888,971
Level 2 - Other Significant Observable Inputs	28,000,000
Level 3 - Significant Unobservable Inputs	15,054,865 *
Total	$838,943,836

*	Level 3 securities represent 1.8% of net assets.

Investments in
Enhanced Equity Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$60,628,628
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$60,628,628

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.)

A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through April 30, 2009.

For the extension of the Program (through April 30, 2009), the Money Market Portfolio made an extension payment of 0.015% of the Money Market Portfolio’s net assets as of September 19, 2008.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$199,093,970	$495,958,000	$754,350,295
Unrealized appreciation	—	8,536,001	6,948,441
Unrealized depreciation	—	(121,482,566)	(106,376,423)
Net unrealized appreciation/ (depreciation)	—	$(112,946,565)	$(99,427,982)

		Enhanced
	Equity	Equity

Federal income tax cost of investments	$992,198,421	$80,864,926
Unrealized appreciation	44,519,722	1,758,802
Unrealized depreciation	(197,774,307)	(21,995,100)
Net unrealized appreciation/ (depreciation)	$(153,254,585)	$(20,236,298)

Capital Loss Carryforwards

Expiration Date	Money Market

30-Sep-10	$14,601
30-Sep-11	6,847
30-Sep-13	6,183
30-Sep-14	211
30-Sep-15	2,100

$29,942

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$141,982
GEEMF Partners LP	—	208,470
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	701,835	—

TOTALS	$1,401,835	$350,453

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Global Resource Options, Inc.	$1,500,000	$3,051,828
NeoDiagnostix, Inc.	300,000	300,000
New Day Farms	500,000	1

TOTALS	$2,300,000	$3,351,829

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $180,000 and $903,205 for the Balanced and Equity Portfolios, respectively, at December 31, 2008.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President – Principal Executive Officer

Date:	February 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby D. Wayne Silby President – Principal Executive Officer

Date:	February 26, 2009

/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President – Principal Executive Officer

Date:	February 26, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer – Principal Financial Officer

Date:	February 26, 2009